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                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:        /   /     (a)
              or fiscal year ending:    12 / 31/ 98  (b)

Is this a transition report? (Y/N):
                                                                           __N__
                                                                            Y/N

Is this an amendment to a previous filing? (Y/N):                          __N__
                                                                            Y/N


Those items or sub-items with a box "[ / ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  PaineWebber Life Variable Annuity Account

   B. File Number:  811 - 7536

   C. Telephone Number:  (201) 902-3301

2. A. Street:  1200 Harbor Boulevard

   B. City:  Weehawken        C. State:  NJ      D. Zip Code:  07087   Zip Ext:

   E. Foreign Country                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------- __N__
                                                                            Y/N

4. Is this the last filing on this form by Registrant? (Y/N)-------------- __N__
                                                                            Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)-------- __N__
   [If answer is "Y" (Yes), complete only items 89 through 110.]            Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)--------------------- __Y__
   [If answer is "Y" (Yes), complete only items 111 through 132.]           Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)--------- _____
   [If answer is "N" (No), go to item 8.]                                   Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?------------------------------------------------- _____


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For period ending:  12/31/98                      If filing more than one
                                                  Page 47, "X" box:       ______

File number:  811 - 7536

UNIT INVESTMENT TRUSTS

111. A. [ / ]  Depositor Name:__________________________________________________

     B. [ / ]  File Number (If any): _______________________

     C. [ / ]  City:__________ State:_________ Zip Code:_______Zip Ext:_________

        [ / ]  Foreign Country:________________ Foreign Postal Code:____________

111. A. [ / ]  Depositor Name:__________________________________________________

     B. [ / ]  File Number (If any):________________________

     C. [ / ]  City:__________State:____________Zip Code:______Zip Ext:_________

        [ / ]  Foreign Country:__________________ Foreign Postal Code:__________

112. A. [ / ]  Sponsor Name:____________________________________________________

     B. [ / ]  File Number (If any): _______________________

     C. [ / ]  City:___________ State:___________ Zip Code:_______Zip Ext:______

        [ / ]  Foreign Country:______________ Foreign Postal Code:______________

112. A. [ / ]  Sponsor Name:____________________________________________________

     B. [ / ]  File Number (If any):________________________

     C. [ / ]  City:_______________State:________Zip Code:______Zip Ext:________

        [ / ]  Foreign Country:___________________ Foreign Postal Code:_________


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For period ending :  12/31/98                   If filing more than one
                                                Page 48, "X" box:           ____
File number:  811 - 7536

113. A. [ / ]  Trustee Name:____________________________________________________

     B. [ / ]  City:_____________State:____________Zip Code:______Zip Ext:______

        [ / ]  Foreign Country:____________________ Foreign Postal Code:________

113. A. [ / ]  Sponsor Name:____________________________________________________

     B. [ / ]  City:________________State:_______Zip Code:______Zip Ext:________

        [ / ]  Foreign Country:_____________________ Foreign Postal Code:_______

114. A. [ / ]  Principal Underwriter Name:______________________________________

     B. [ / ]  File Number: 8 - ____________________________

     C. [ / ]  City:_____________State:__________Zip Code:______Zip Ext:________

         [ / ]  Foreign Country:____________________ Foreign Postal Code:_______

114. A. [ / ]  Principal Underwriter Name:______________________________________

     B. [ / ]  File Number: 8 - ____________________________

     C. [ / ]  City:______________State:__________Zip Code:______Zip Ext:_______

        [ / ]  Foreign Country:____________________ Foreign Postal Code:________

115. A. [ / ]  Independent Public Accountant Name:______________________________

     B. [ / ]  City:____________State:____________Zip Code:______Zip Ext:_______

        [ / ]  Foreign Country:___________________ Foreign Postal Code:_________

115. A. [ / ]  Independent Public Accountant Name:______________________________

     B. [ / ]  City:_____________State:____________Zip Code:______Zip Ext:______

        [ / ]  Foreign Country:_____________________ Foreign Postal Code:_______


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For period ending:  12/31/98                   If filing more than one
                                               Page 49, "X" box:            ____

File number:  811 - 7536

116. Family of investment companies information:

    A.  [ / ]  Is Registrant part of a family of investment
               companies? (Y/N)------------------------------------------ ______
                                                                            Y/N

    B.  [ / ]  Identify the family in 10 letters:------------------------------
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A. [ / ]  Is Registrant a separate account of an insurance company? (Y/N)------------------------------------------- ________
                                                                           Y/N

    If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    B.  [ / ]  Variable annuity contracts? (Y/N)----------------------- ________
                                                                           Y/N

    C.  [ / ]  Scheduled premium variable life contracts? (Y/N)-------- ________
                                                                           Y/N

    D.  [ / ]  Flexible premium variable life contracts? (Y/N)--------- ________
                                                                           Y/N

    E.  [ / ]  Other types of insurance products registered under the
               Securities Act of 1933? (Y/N)--------------------------- ________
                                                                           Y/N

118. [ / ] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933-------------------------------------------------------- ________

119. [ / ] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period------------------------------------------- ________


120. [ / ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)----------------------------------------------------$________

121. [ / ] State the number of series for which a current prospectus was in existence at the end of the period------------------- ________

122. [ / ] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period------------------------------------------- ________


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For period ending:  12/31/98                   If filing more than one
                                               Page 50, "X" box:        __X___

File number:  811 - 7536

123. [ / ] State the total value of the additional units considered in answering item 122 ($000's omitted)-------------------------$________

124. [ / ] State the value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)--------------------------------------------$ _______

125. [ / ] State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)-----------------------$ _______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)--------$ -0-_____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                   Number of      Total Assets    Total Income
                                                      Series      (000's          Distributions
                                                    Investing     omitted)        ($000's omitted)

A. U.S. Treasury direct issue---------------------  ________        $_______        $------------

B. U.S. Government agency-------------------------  ________        $_______        $------------

C. State and municipal tax-free-------------------  ________        $_______        $------------

D. Public utility debt----------------------------  ________        $_______        $------------

E. Brokers or dealers debt or debt
    of brokers' or dealers' parent----------------  ________        $_______        $------------

F. All other corporate intermed. &
   long-term debt---------------------------------  ________        $_______        $------------

G. All other corporate short-term debt------------  ________        $_______        $------------

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For period ending:  12/31/98                   If filing more than one
                                               Page 50, "X" box:        ______

File number:  811 - 7536

H. Equity securities of brokers or dealers
   or parents of brokers or dealers-------------________        $_______        $____________

I. Investment company equity securities---------________        $_______        $____________

J. All other equity securities------------------___2____        $128,642        $2,109_______

K. Other securities-----------------------------________        $_______        $____________

L. Total assets of all series of registrant-----___2____        $128,642        $2,109_______

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For period ending:  12/31/98                   If filing more than one
                                               Page 51, "X" box:        ______

File number:  811 - 7536

128. [ / ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)------------------------------------------ _______
           [If answer is "N" (No), go to item 131.]                        Y/N

129. [ / ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)-------------------------------------- _______
           [If answer is "N" (No), go to item 131.]                        Y/N

130. [ / ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)------------------------- ______
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)-------------------$2,411_

132. [ / ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811 - _____    811 - _____     811 - _____    811 - _____    811 - _____

           811 - _____    811 - _____     811 - _____    811 - _____    811 - _____

This report is signed on behalf of the Registrant (or depositor or trustee).

City of:                    State:                        Date:
      Weehawken                 New Jersey                  02/17/99

Name of Registrant, Depositor, or Trustee:
      PaineWebber Life Variable Annuity Account

By (Name and Title):                           Witness (Name and Title):

   /s/ Geri Jasinkiewicz Silva                  /s/ Leigh Lotter
  ----------------------------                  -----------------------
       GERI JASINKIEWICZ SILVA                      LEIGH LOTTER
       Vice President and Assistant Secretary       Administrative Assistant
       PaineWebber Life Insurance Company           PaineWebber Life Insurance
                                                    Company